Annual Operating Expenses {- International Equity Series} - Templeton Institutional Funds-30 - International Equity Series	Dec. 10, 2020
Primary Shares
Operating Expenses:
Management fees	0.76%
Other expenses	0.06%	[1]
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.83%
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.81%	[2]
Service Shares
Operating Expenses:
Management fees	0.76%
Other expenses	0.21%	[1]
Acquired fund fees and expenses	0.01%	[1]
Total annual Fund operating expenses	0.98%
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.96%	[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The investment manager has contractually agreed to waive its fee so that the management fee for the Fund does not exceed 0.74% until April 30, 2021. Contractual fee waiver agreements may not be changed or terminated during the time period set forth above.